Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000052260 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052260 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052260 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000052260 [Member] | AstraZeneca [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000052260 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052260 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000052260 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052260 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000052260 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000052260 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052260 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
C000052260 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000052260 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[1]
C000052260 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[1]
C000052260 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[1]
C000052260 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.64%	[1]
C000052260 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
C000052259 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052259 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052259 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000052259 [Member] | AstraZeneca [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000052259 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052259 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000052259 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052259 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000052259 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000052259 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052259 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[2]
C000052259 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000052259 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[2]
C000052259 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[2]
C000052259 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[2]
C000052259 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.64%	[2]
C000052259 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[2]
C000052258 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052258 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052258 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000052258 [Member] | AstraZeneca [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000052258 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052258 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000052258 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052258 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000052258 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000052258 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052258 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[3]
C000052258 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000052258 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[3]
C000052258 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[3]
C000052258 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[3]
C000052258 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.64%	[3]
C000052258 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[3]
C000052257 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052257 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052257 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000052257 [Member] | AstraZeneca [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000052257 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052257 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000052257 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052257 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000052257 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000052257 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052257 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[4]
C000052257 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000052257 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[4]
C000052257 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[4]
C000052257 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[4]
C000052257 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.64%	[4]
C000052257 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[4]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.